Fair Values Measurements	12 Months Ended
Dec. 31, 2011
Fair Values Mesurements [Abstract]
Fair Values Measurements

(20) Fair Values Measurements

Some of the financial instruments disclosed in the previous note are measured at fair value in the consolidated financial statements. Accounting principles establish a three-level valuation hierarchy for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

  Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
  Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents for each of the fair-value hierarchy levels the carrying value of the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Condensed Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands).

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that were measured at fair value on a recurring and non-recurring basis at December 31, 2010, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored
enterprise obligations	-	43,209	-	43,209
State and municipal obligation	-	67,958	-	67,958
All other	-	1,367	958	2,325
Total assets	$503	112,534	958	113,995

Liabilities
Interest rate swap agreement	$-	933	-	933
Letters of credit	-	127	-	127
Total liabilities	$-	1,060	-	1,060

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	14,113	-	14,113
Collateral dependent impaired loans	-	-	3,116	3,116
Other assets
Other real estate owned	-	-	3,740	3,740
Loan servicing assets	-	-	2,222	2,222
Total assets	$-	14,113	9,078	23,191

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010 (in thousands).

Securities available for sale, beginning of period	$972
Unrealized gain included in other comprehensive income	26
Impairment charges included in earnings	(40)
Securities available for sale, end of period	$958